Hybrid Bonds - Summary of Hybrid Bonds (Detail) - Hybrid bond 1-2 [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Date of issue	Dec. 18, 2024
Date of maturity	Dec. 18, 2054
Interest rate (%)	4.64%
Hybrid bonds classified as equity	₩ 600,000
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 600,000	₩ 0